Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2022
Entity File Number	000-30454
Entity Registrant Name	ENVIRO TECHNOLOGIES U.S., INC.
Entity Central Index Key	0001043894
Entity Tax Identification Number	82-0266517
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	821 N.W. 57 Place
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	954
Local Phone Number	958-9968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false